Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015
C000012491
Account Value [Line Items]
Account Value	$ 22,293	$ 21,775	$ 20,828	$ 21,284	$ 19,832	$ 20,224	$ 18,771	$ 17,527	$ 17,945	$ 17,266	$ 17,162	$ 15,441	$ 16,348	$ 18,002	$ 18,034	$ 16,717	$ 17,042	$ 16,259	$ 15,069	$ 13,463	$ 12,757	$ 11,239	$ 14,256	$ 13,175	$ 13,216	$ 12,971	$ 11,894	$ 13,279	$ 12,374	$ 12,094	$ 12,434	$ 11,770	$ 11,598	$ 11,207	$ 10,591	$ 10,374	$ 10,149	$ 9,956	$ 9,905	$ 9,380	$ 10,000
C000112762
Account Value [Line Items]
Account Value	$ 581,509	567,198	542,018	553,132	514,888	524,537	486,293	453,523	463,949	445,788	442,593	397,735	420,612	462,771	462,935	428,636	436,609	416,038	385,102	343,755	325,367	286,410	362,765	334,834	335,422	328,952	301,306	335,981	312,790	305,336	313,481	296,495	291,783	281,572	265,864	260,076	254,342	249,372	247,843	234,571	250,000
C000012493
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 22,924	22,370	21,380	21,829	20,321	20,714	19,206	17,917	18,335	17,623	17,500	15,736	16,646	18,314	18,327	16,980	17,297	16,487	15,269	13,634	12,906	11,362	14,400	13,299	13,329	13,078	11,980	13,365	12,448	12,157	12,487	11,817	11,637	11,234	10,608	10,386	10,159	9,962	9,906	9,380	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	32,392	33,837	33,041	31,204	29,923	27,066	24,232	25,053	23,038	21,432	19,925	20,948	24,968	26,172	23,572	23,436	21,590	20,335	18,132	16,645	13,809	17,175	15,746	15,483	14,845	13,062	15,104	14,023	13,557	13,661	12,810	12,260	11,893	11,213	10,800	10,399	10,150	10,015	9,356	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 898,404	809,793	845,933	826,033	780,111	748,065	676,640	605,811	626,313	575,961	535,793	498,129	523,699	624,202	654,290	589,306	585,896	539,754	508,363	453,295	416,137	345,218	429,364	393,660	387,086	371,114	326,547	377,597	350,566	338,928	341,520	320,241	306,508	297,326	280,322	269,996	259,982	253,751	250,377	233,904	250,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	32,392	33,837	33,041	31,204	29,923	27,066	24,232	25,053	23,038	21,432	19,925	20,948	24,968	26,172	23,572	23,436	21,590	20,335	18,132	16,645	13,809	17,175	15,746	15,483	14,845	13,062	15,104	14,023	13,557	13,661	12,810	12,260	11,893	11,213	10,800	10,399	10,150	10,015	9,356	10,000
S&P 1000 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 1000 Value TR
Account Value	$ 22,420	21,694	23,001	22,657	20,582	21,424	20,827	18,215	19,243	18,549	18,068	16,093	16,917	19,502	19,683	18,415	18,858	18,089	15,057	11,584	11,354	9,351	14,561	13,541	13,440	13,163	11,593	14,156	13,692	12,873	13,202	12,580	12,073	11,979	11,778	10,650	10,115	9,764	9,210	8,969	9,999
S&P 1000 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 1000 Value TR
Account Value	$ 560,559	542,407	575,106	566,508	514,622	535,667	520,748	455,424	481,139	463,775	451,757	402,377	422,967	487,621	492,139	460,428	471,519	452,277	376,470	289,637	283,878	233,799	364,071	338,578	336,044	329,107	289,872	353,951	342,354	321,857	330,083	314,532	301,869	299,518	294,497	266,279	252,913	244,137	230,273	224,246	250,004
S&P 1000 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 1000 Value TR
Account Value	$ 22,420	$ 21,694	$ 23,001	$ 22,657	$ 20,582	$ 21,424	$ 20,827	$ 18,215	$ 19,243	$ 18,549	$ 18,068	$ 16,093	$ 16,917	$ 19,502	$ 19,683	$ 18,415	$ 18,858	$ 18,089	$ 15,057	$ 11,584	$ 11,354	$ 9,351	$ 14,561	$ 13,541	$ 13,440	$ 13,163	$ 11,593	$ 14,156	$ 13,692	$ 12,873	$ 13,202	$ 12,580	$ 12,073	$ 11,979	$ 11,778	$ 10,650	$ 10,115	$ 9,764	$ 9,210	$ 8,969	$ 9,999